Other operating expenses	12 Months Ended
Mar. 31, 2024
Other Operating Expenses
Other operating expenses

12. Other operating expenses

	March 31,
	2022	2023	2024
Commission	113,947	315,137	360,877
Communication	135,004	164,637	179,656
Legal and professional fees	179,353	301,252	346,867
Outsourcing fees	20,304	28,764	35,924
Payment gateway and other charges	256,353	397,590	511,948
Advances provision	5,326	38,860	3,891
Impairment losses/reversals on trade and other receivables	26,412	115,006	(47,588)
Impairment losses on security deposit and other assets (refer to Note 27)	-	741	-
Duties and taxes	12,178	14,632	2,606
Rent (refer to Note 42)	2,330	1,832	3,646
Repairs and maintenance	31,813	44,387	48,056
Travelling and conveyance	12,705	32,126	41,200
Insurance	76,371	76,170	55,637
Corporate social responsibility (CSR) expense	1,950	-	-
Miscellaneous expenses	19,267	23,829	36,632
Total	893,313	1,554,963	1,579,352